Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Mexican Petroleum
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	MX
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG Cárdenas Dosal, S.C.
Auditor Firm ID	1141
Auditor Location	Mexico City, Mexico
Entity File Number	0-99
Entity Address, Address Line One	Avenida Marina Nacional No. 329
Entity Address, Address Line Two	Colonia Verónica Anzures
Entity Address, City or Town	México
Entity Incorporation, State or Country Code	O5
Entity Address, Postal Zip Code	11300
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
Entity Address, Address Line One	Avenida Marina Nacional No. 329 Torre Ejecutiva
Entity Address, Address Line Two	Piso 38 Colonia Verónica Anzures
Entity Address, City or Town	México
City Area Code	5255
Local Phone Number	9126-2940
Contact Personnel Name	Delia Cristina Arista Hernández
Contact Personnel Email Address	ri@pemex.com
Entity Address, Postal Zip Code	11300